MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

	Shares	Value
COMMON STOCKS - 99.0%		$65,394,646
(COST $49,745,085)

Communication Services - 0.8%		511,890
Media & Entertainment - 0.8%
Ubisoft Entertainment S.A. ADR (a)	453,000	511,890

Consumer Discretionary - 8.5%		5,587,546
Consumer Discretionary Distribution & Retail - 5.8%
Chewy, Inc. Class A (a)	58,490	1,392,062
eBay Inc.	5,685	588,739
LKQ Corp.	49,870	1,251,737
Pool Corp.	3,125	582,875
Consumer Durables & Apparel - 2.7%
Hasbro, Inc.	6,300	592,830
Levi Strauss & Co. Class A	30,500	633,180
Mattel, Inc. (a)	36,530	546,123

Consumer Staples - 7.1%		4,711,808
Consumer Staples Distribution & Retail - 3.4%
Performance Food Group Co. (a)	9,900	981,783
Target Corp.	8,025	1,291,062
Food Beverage & Tobacco - 2.7%
Nomad Foods Ltd.	79,790	928,755
The JM Smucker Co.	6,275	823,029
Household & Personal Products - 1.0%
The Clorox Co.	7,035	687,179

Energy - 2.7%		1,806,020
Cameco Corp.	2,605	257,270
Cheniere Energy, Inc.	2,565	748,185
ExxonMobil Holdings Corp.	4,974	800,565

Financials - 19.7%		13,009,784
Banks - 7.6%
Associated Banc-Corp	31,408	961,399
Citizens Financial Group, Inc.	9,260	637,736
Flagstar Bank N.A.	99,477	1,324,039
PNC Financial Services Group, Inc.	2,880	690,134
Truist Financial Corp.	11,231	556,833
Zions Bancorporation, N.A.	12,585	839,294
Financial Services - 12.1%
Annaly Capital Management, Inc.	43,391	994,522
Capital One Financial Corp.	4,537	973,232
Fiserv, Inc. (a)	17,823	950,144
Global Payments Inc.	8,630	785,761
Intercontinental Exchange, Inc.	5,650	907,955
Northern Trust Corp.	1,815	336,791
PayPal Holdings, Inc.	13,030	686,225
State Street Corp.	4,190	801,882
The Charles Schwab Corp.	14,240	1,563,837

Health Care - 18.0%		11,891,552
Health Care Equipment & Services - 7.7%
AMN Healthcare Services, Inc. (a)	48,750	1,671,150
GE HealthCare Technologies Inc.	10,060	716,574
HealthEquity, Inc. (a)	7,500	724,050
Teleflex Inc.	7,410	1,052,590
The Cooper Companies, Inc. (a)	13,040	913,974
Pharmaceuticals Biotechnology & Life Sciences - 10.3%
Green Thumb Industries Inc. (a)	95,030	734,582
IQVIA Holdings Inc. (a)	5,610	1,465,276
Jazz Pharmaceuticals PLC (a)	5,115	1,282,228
Neurocrine Biosciences, Inc. (a)	9,755	1,502,563
Viatris Inc.	110,755	1,828,565

Industrials - 13.4%		8,840,985
Capital Goods - 7.7%
A.O. Smith Corp.	13,730	811,855
Kornit Digital Ltd. (a)	88,310	1,487,140
Mueller Water Products, Inc. Class A	19,145	462,160
Regal Rexnord Corp.	3,450	546,652
WillScot Holdings Corp.	42,781	885,567
Xylem, Inc.	8,264	909,949
Commercial & Professional Services - 5.7%
Concentrix Corp.	60,425	1,818,792
Equifax Inc.	3,760	711,242
SS&C Technologies Holdings, Inc.	14,555	1,207,628

Information Technology - 13.7%		9,083,485
Semiconductors & Semiconductor Equipment - 4.4%
Infineon Technologies A.G. ADR	12,020	786,228
Marvell Technology, Inc.	2,915	616,989
Microchip Technology Inc.	8,275	607,799
NXP Semiconductors N.V.	4,045	908,669
Software & Services - 4.0%
Okta, Inc. (a)	3,900	674,856
Viant Technology Inc. Class A (a)	56,000	721,280
Workday, Inc. Class A (a)	6,440	1,271,578
Technology Hardware & Equipment - 5.3%
Calix, Inc. (a)	31,015	1,182,292
Coherent Corp. (a)	1,325	368,125
Everpure, Inc. Class A (a)	8,765	814,707
Keysight Technologies, Inc. (a)	1,740	561,498
Lumentum Holdings Inc. (a)	295	269,854
Viavi Solutions Inc. (a)	8,256	299,610

Materials - 4.5%		2,956,201
Freeport-McMoRan Inc.	10,660	807,388
James Hardie Industries plc (a)	27,587	819,610
O-I Glass, Inc. (a)	182,834	1,329,203

Real Estate - 6.7%		4,399,313
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.	22,630	1,160,693
Global Net Lease, Inc. (a)	70,775	649,714
Omega Healthcare Investors, Inc.	13,205	603,733
Park Hotels & Resorts Inc.	45,300	693,090
Real Estate Management & Development - 2.0%
Colliers Int'l. Group Inc.	6,600	664,356
FirstService Corp.	4,505	627,727

Utilities - 3.9%		2,596,062
Alliant Energy Corp.	13,270	902,095
WEC Energy Group, Inc.	7,910	839,805
Xcel Energy Inc.	11,285	854,162

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	57,695	–

SHORT-TERM INVESTMENTS - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Government Obligations Fund Class X, 3.59% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.2% (COST $49,845,085)		65,494,646

NET OTHER ASSETS & LIABILITIES - 0.8%		530,622

NET ASSETS - 100.0%		$66,025,268

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

a)	Non-income producing security.
b)	Represents the 7-day yield at August 31, 2026.
c)	Investment valued using significant unobservable inputs.
d)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

	Date Acquired	Security Name	Shares	Total Cost	Market Value
	8/27/2025	Sycamore Partners LLC	57,695	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2026:

	Level 1	Level 2	Level 3 (1)	Total
Common stocks
Communication services	$ 511,890	$ -	$ -	$ 511,890
Consumer discretionary	5,587,546	–	–	5,587,546
Consumer staples	4,711,808	–	–	4,711,808
Energy	1,806,020	–	–	1,806,020
Financials	13,009,784	–	–	13,009,784
Health care	11,891,552	–	–	11,891,552
Industrials	8,840,985	–	–	8,840,985
Information technology	9,083,485	–	–	9,083,485
Materials	2,956,201	–	–	2,956,201
Real estate	4,399,313	–	–	4,399,313
Utilities	2,596,062	–	–	2,596,062
Total common stocks	65,394,646	–	–	65,394,646
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 65,494,646	$ -	$ -	$ 65,494,646

(1) For the period ended August 31, 2026, investments valued at $0 were included in level 3 due to the unavailability of active market pricing. There were no transfers between levels during the period. Level 3 amount shown includes securities determined to have no value at August 31, 2026.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended August 31, 2026 is not presented.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.